UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment           [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Libra Advisors, LLC
Address: 777 Third Avenue
         27th Floor
         New York, NY  10017

13F File Number:  028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas Renfield-Miller
Title:   Chief Operating and Chief Compliance Officer
Phone:   212-350-4283

Signature, Place, and Date of Signing:


/s/Douglas Renfield-Miller           New York, NY            May 10, 2012
--------------------------           ------------            ------------

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[_]   13F NOTICE.

[_]   13F COMBINATION REPORT.


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  NONE


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $327,209 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-10573                     Libra Fund, LP
2    028-10574                     Libra Associates, LLC

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT        OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN        MANAGERS     SOLE  SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTAGE OIL & GAS LTD        COM              00765F101     5639  1680900 SH       Shared-Defined 1,2           1680900
AGNICO EAGLE MINES LTD         COM              008474108    19291   579511 SH       Shared-Defined 1,2            579511
AURICO GOLD INC                COM              05155C105      595    66863 SH       Shared-Defined 1,2             66863
BANRO CORP                     COM              066800103     4837  1045419 SH       Shared-Defined 1,2           1045419
BARRICK GOLD CORP              COM              067901108     4398   101150 SH       Shared-Defined 1              101150
BARRICK GOLD CORP              COM              067901108     9697   223033 SH       Shared-Defined 1,2            223033
BRIGUS GOLD CORP               COM              109490102     2149  2831800 SH       Shared-Defined 1,2           2831800
CANADIAN PAC RY LTD            COM              13645T100      606     8000 SH       Shared-Defined 1                8000
CENOVUS ENERGY INC             COM              15135U109     1077    30000 SH       Shared-Defined 1               30000
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109    41026   744841 SH       Shared-Defined 1              744841
CLAUDE RES INC                 COM              182873109     9069  8308160 SH       Shared-Defined 1,2           8308160
EBAY INC                       COM              278642103     1025    27798 SH       Shared-Defined 1,2             27798
ENCANA CORP                    COM              292505104      980    50000 SH       Shared-Defined 1               50000
EQUAL ENERGY LTD               COM              29390Q109     2563   682617 SH       Shared-Defined 1,2            682617
EXETER RES CORP                COM              301835104     4987  1811088 SH       Shared-Defined 1,2           1811088
EXTORRE GOLD MINES LTD         COM              30227B109      454    75600 SH       Shared-Defined 1,2             75600
GOLDCORP INC NEW               COM              380956409    26168   581168 SH       Shared-Defined 1,2            581168
GRAN TIERRA ENERGY INC         COM              38500T101    26486  4211195 SH       Shared-Defined 1,2           4211195
GREAT BASIN GOLD LTD           COM              390124105      660   942179 SH       Shared-Defined 1,2            942179
LAKE SHORE GOLD CORP           COM              510728108     5239  5078900 SH       Shared-Defined 1,2           5078900
LONCOR RESOURCES INC           COM              54179W101     1069   866400 SH       Shared-Defined 1,2            866400
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     3759    75896 SH       Shared-Defined 1,2             75896
MICROSOFT CORP                 COM              594918104    57594  1785701 SH       Shared-Defined 1             1785701
NEWMONT MINING CORP            COM              651639106    22380   436521 SH       Shared-Defined 1              436521
NEWMONT MINING CORP            COM              651639106    11399   222352 SH       Shared-Defined 1,2            222352
NOVADAQ TECHNOLOGIES INC       COM              66987G102     3232   571100 SH       Shared-Defined 1,2            571100
POSTROCK ENERGY CORP           COM              737525105     1085   350128 SH       Shared-Defined 1,2            350128
POTASH CORP SASK INC           COM              73755L107     1139    25000 SH       Shared-Defined 1               25000
POTASH CORP SASK INC           COM              73755L107      466    10219 SH       Shared-Defined 1,2             10219
PRIMERO MNG CORP               COM              74164W106      489   188400 SH       Shared-Defined 1,2            188400
QUATERRA RES INC               COM              747952109     2738  5957734 SH       Shared-Defined 1,2           5957734
REVETT MINERALS INC            COM NEW          761505205     8336  2091254 SH       Shared-Defined 1,2           2091254
RUBICON MINERALS CORP          COM              780911103     7113  2172100 SH       Shared-Defined 1,2           2172100
SILVER WHEATON CORP            COM              828336107     1132    34118 SH       Shared-Defined 1,2             34118
TASEKO MINES LTD               COM              876511106      519   147258 SH       Shared-Defined 1,2            147258
YAMANA GOLD INC                COM              98462Y100    37814  2426620 SH       Shared-Defined 1,2           2426620
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